Group Statement of Comprehensive Income - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement of comprehensive income [abstract]
Profit for the period	£ 3,228	£ 4,565
Other comprehensive income (OCI)
Items that may be reclassified subsequently to profit or loss:	596	(4,255)
Foreign currency translation and hedges of net investments in foreign operations
– differences on exchange from translation of foreign operations	493	(4,360)
– reclassified and reported in profit for the period	134	0
– net investment hedges - net fair value gains on derivatives	17	221
– net investment hedges - differences on exchange on borrowings	5	(13)
Cash flow hedges
– net fair value gains/(losses)	23	(45)
– reclassified and reported in profit for the period	(14)	23
– tax on net fair value (losses)/gains in respect of cash flow hedges	(8)	7
Associates
– share of OCI, net of tax	(54)	(135)
– differences on exchange reclassified to profit or loss	0	47
Items that will not be reclassified subsequently to profit or loss:	(26)	(6)
Retirement benefit schemes
– net actuarial gains/(losses)	43	(37)
– movements in surplus restrictions	(7)	(39)
– tax on actuarial gains/(losses) and movements in surplus restrictions	(21)	5
Investments held at fair value
– net fair value (losses)/gains	(26)	70
Associates – share of OCI, net of tax	(15)	(5)
Total other comprehensive income/(expense) for the period, net of tax	570	(4,261)
Total comprehensive income for the period, net of tax	3,798	304
Attributable to:
Owners of the parent	3,758	279
Non-controlling interests	40	25
Total comprehensive income for the period, net of tax	£ 3,798	£ 304